Other Provisions (Details 1) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Other provisions		$ 1,590,164	$ 1,732,684
Incorporated		7,291,382	1,042,891
Used		(344,749)	(652,280)
Released		(114,252)	(223,540)
Conversion effect		(591,717)	(309,591)
Changes		6,240,664	(142,520)
Other provisions		7,830,828	1,590,164
Litigation [member]
Other provisions	[1]	1,300,695	1,248,243
Incorporated	[1]	560,355	1,028,505
Used	[1]	(344,749)	(652,280)
Released	[1]	(102,277)	(81,249)
Conversion effect	[1]	(520,393)	(242,524)
Changes	[1]	(407,064)	52,452
Other provisions	[1]	893,631	1,300,695
Others [member]
Other provisions		289,469	484,441
Incorporated		6,731,027	14,386
Used		0	0
Released		(11,975)	(142,291)
Conversion effect		(71,324)	(67,067)
Changes		6,647,728	(194,972)
Other provisions		$ 6,937,197	$ 289,469

[1]	See Note 34 – Contingencies and commitments.